UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Yield Municipal Trust

8/31/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 164.8%
Airport & Port Revenue – 4.6%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$460,000	$300,743
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, FSA, 5%, 2025	3,000,000	2,874,600
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	500,000	477,165
Port Authority NY & NJ, Cons Thirty Seventh, FSA, 5.125%, 2030	1,450,000	1,434,340

		$5,086,848

General Obligations - General Purpose – 0.8%
Commonwealth of Puerto Rico Government Development Bank, “B”, 5%, 2015	$400,000	$408,136
Luzerne County, PA, FSA, 6.75%, 2023	455,000	469,797

		$877,933

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$140,000	$141,420
Guam Government, “A”, 7%, 2039	160,000	160,902

		$302,322

General Obligations - Schools – 2.2%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	$2,195,000	$737,981
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	275,000	80,435
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	280,000	75,891
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	560,000	140,734
Irving, TX, Independent School District, “A”, PSF, 0%, 2016	1,000,000	820,030
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	165,243
San Jacinto, TX, Community College District, 5.125%, 2038	430,000	435,728

		$2,456,042

Healthcare Revenue - Hospitals – 38.0%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$440,000	$446,252
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	435,000	293,595
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	402,806
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	283,763
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	167,195
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	185,000	186,737
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	500,000	431,325
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	625,000	629,688
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “L”, ASSD GTY, 5.25%, 2041	870,000	852,791
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	290,000	206,863
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	635,000	632,206
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 6.4%, 2029	350,000	337,404
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “B”, 6.4%, 2029	850,000	819,409
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,011,735
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	573,495
Dickinson County, MI, Healthcare System Hospital Rev., 5.7%, 2018	770,000	727,388
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	500,000	254,150
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	90,000	61,421
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	205,000	222,651

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)(f)	$2,750,000	$3,518,900
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	870,000	850,382
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,090,000	951,396
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	410,000	296,545
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	485,000	514,653
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,125,000	1,027,328
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	660,000	637,237
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,745,000	1,450,968
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	412,798
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2031	1,120,000	1,025,539
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	410,000	369,709
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	321,357
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	105,331
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	415,000	363,889
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	416,643
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	830,000	701,807
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,315,000	1,343,772
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	1,132,529
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	60,000	47,278
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	47,447
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	735,000	819,334
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	440,000	443,177
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	120,000	115,968
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	1,000,000	818,300
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	198,645
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	443,750
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	340,000	258,811
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	100,165
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	620,000	483,278
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	175,000	199,736
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	25,000	22,733

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	$530,000	$483,016
New Hanover County, N.C., Hospital Rev., FSA, 5.125%, 2031	895,000	898,813
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	455,609
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	285,000	241,176
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	203,560
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	115,000	120,854
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	176,027
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,185,458
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	170,418
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	375,000	374,951
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	480,000	386,866
Rhode Island Health & Educational Building Corp. Rev. (Rhode Island Hospital Foundation), “A”, ASSD GTY, 7%, 2039	660,000	735,161
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	558,182
Salida, CO, Hospital District Rev., 5.25%, 2036	735,000	534,566
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	985,000	769,640
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	78,557
South Lake County, FL, Hospital District Rev. (South Lake Hospital, Inc.), 6.375%, 2034	250,000	234,433
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	500,000	488,190
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	550,000	511,847
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2026	500,000	427,685
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	767,822
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	186,861
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	153,805
Virginia Small Business Financing Authority Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	470,000	333,169
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	440,000	450,912
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	104,365
West Virginia Hospital Finance Authority Rev. (Charleston Medical Center), 6.75%, 2010 (c)	605,000	646,273
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	352,321
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	708,030
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	450,000	503,888
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	742,287

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	$390,000	$337,838

		$42,302,859

Healthcare Revenue - Long Term Care – 25.7%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 5.9%, 2025	$750,000	$547,523
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	200,000	152,898
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	235,000	203,541
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	414,115
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	250,000	197,398
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	68,084
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	84,104
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	695,000	760,344
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	596,760
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	881,020
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	1,000,000	869,250
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	530,000	610,793
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	500,000	366,740
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	797,093
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	120,000	118,627
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	425,000	360,404
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	405,250
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,500,000	1,007,145
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	600,000	408,180
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	602,660
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	127,658
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	420,000	349,247
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	650,000	481,611
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	738,020
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	438,349
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	1,005,000	791,357
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	895,000	1,041,073
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	505,000	445,940
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,116,236
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	440,000	233,763
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	185,990

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	$900,000	$707,445
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,120,000	923,608
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-IOWA, Inc.), 8%, 2029	395,000	322,217
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	454,498
Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), “A”, 7.625%, 2010 (c)	325,000	343,613
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	530,132
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,065,000	860,584
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	185,000	125,658
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	45,000	29,064
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	220,000	206,281
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	114,138
Massachusetts Industrial Finance Agency Rev. (GF/Massachusetts, Inc.), 8.3%, 2023	755,000	409,150
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	575,000	451,668
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	103,784
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	391,572
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	333,620
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	229,269
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	393,435
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	356,445
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	700,000	765,058
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,630,000	1,266,282
Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), “A”, 6.625%, 2029	1,025,000	891,022
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	350,000	295,922
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	300,000	247,164
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	280,000	198,083
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	260,000	164,882
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	200,000	131,240
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	352,375
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	450,702
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	991,150
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	180,000	124,510

		$28,565,744

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Other – 0.7%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$650,000	$773,942

Industrial Revenue - Airlines – 3.9%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,560,000	$656,838
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,455,000	612,555
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019	875,000	674,931
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	750,000	338,348
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	1,250,000	1,286,200
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	40,000	34,164
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	385,000	326,091
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028	500,000	424,895

		$4,354,022

Industrial Revenue - Chemicals – 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$334,384
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	655,000	677,132

		$1,011,516

Industrial Revenue - Environmental Services – 2.2%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$131,467
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	655,000	606,078
Carbon County, UT, Solid Waste Disposal Rev. (Allied Waste Industries), “A”, 7.5%, 2010	250,000	252,023
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	515,920
Gulf Coast Waste Disposal Authority, TX (Waste Management, Inc.), “A”, 5.2%, 2028	360,000	314,363
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	660,000	586,456

		$2,406,307

Industrial Revenue - Metals – 0.4%
Director of Nevada Department of Business & Industry (Wheeling/Pittsburgh Steel), “A”, 8%, 2014	$130,000	$126,528
Greensville County, VA, Industrial Development Authority Rev. (Wheeling/Pittsburgh Steel), “A”, 7%, 2014	375,000	355,714

		$482,242

Industrial Revenue - Other – 4.2%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$350,000	$271,401
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	400,000	339,348
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	375,049
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	455,000	362,212
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	500,000	465,310
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,000,000	923,660
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	744,620
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	250,000	250,710

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$400,000	$379,092
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	605,000	541,929

		$4,653,331

Industrial Revenue - Paper – 3.2%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$536,590
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	400,000	320,932
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	400,000	456,660
Courtland AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	840,530
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	980,000	859,284
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	233,218
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated Board Project), 6.35%, 2035	400,000	327,316

		$3,574,530

Miscellaneous Revenue - Entertainment & Tourism – 2.1%
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013 (z)	$635,000	$590,836
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	150,000	100,506
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	720,000	478,634
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	455,169
Mashantucket Western Pequot Tribe, CT, “B”, 0%, 2018 (n)	1,100,000	295,889
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	351,999	1,056
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	30,000	33,053
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	25,000	27,109
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	100,000	108,579
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	280,000	242,813

		$2,333,644

Miscellaneous Revenue - Other – 3.2%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$115,000	$93,900
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	350,000	272,496
Citizens Property Insurance Corp., “A-1”, ASSD GTY, 5.5%, 2016	960,000	1,005,571
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	866,708
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.65%, 2019	620,000	581,219
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	630,000	525,174
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	300,000	246,267

		$3,591,335

Multi-Family Housing Revenue – 8.2%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$455,085
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	635,000	541,915
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	1,000,000	1,019,710
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2010 (b)(n)	500,000	510,450
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	495,000	434,610

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	$655,000	$615,222
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	932,453	712,562
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), “D”, 10%, 2032	290,000	259,562
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), “C”, 8%, 2032	285,000	250,398
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	500,000	493,605
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	500,000	479,665
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	500,000	362,375
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	605,000	416,682
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	600,010
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	440,800
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	422,586
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	487,520
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	830,000	646,022

		$9,148,779

Sales & Excise Tax Revenue – 4.0%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$219,830
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	840,000	846,619
Metropolitan Pier & Exposition Authority, State Tax Rev., NATL, 0%, 2015	3,000,000	2,443,410
Metropolitan Pier & Exposition Authority, State Tax Rev., ETM, FGIC, 0%, 2014 (c)	1,010,000	899,799

		$4,409,658

Single Family Housing - Local – 1.4%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$660,829	$614,802
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,000,000	988,930

		$1,603,732

Single Family Housing - State – 4.6%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$495,000	$482,165
California Housing Finance Agency Rev., “J”, 5.75%, 2047	1,455,000	1,398,008
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,315,000	1,356,357
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	895,000	912,354
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 2016	5,000	5,000
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	405,000	402,096
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	210,000	210,582
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	340,000	341,023

		$5,107,585

State & Agency - Other – 0.5%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$87,998
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	500,000	416,090

		$504,088

State & Local Agencies – 5.5%
Chesterfield County, VA, Economic Development Authority Pollution Control Rev., “A”, 5%, 2023	$880,000	$905,766
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	500,000	507,970
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	629,650
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024	1,000,000	992,610
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	800,000	805,696

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	$400,000	$346,572
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	135,000	138,668
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	97,306
Puerto Rico Public Finance Corp., Unrefunded, “E”, 6%, 2026	820,000	997,382
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	660,000	717,011

		$6,138,631

Student Loan Revenue – 0.6%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$625,000	$645,706

Tax - Other – 1.3%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$765,015
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	440,000	450,432
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	205,000	206,324

		$1,421,771

Tax Assessment – 9.7%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	$500,000	$431,900
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	150,000	76,896
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	235,000	168,523
Celebration Community Development District, FL, “A”, 6.4%, 2034	700,000	652,463
Channing Park Community Development District, FL, 5.3%, 2038	400,000	205,828
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	272,812
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	160,095
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	150,000	107,100
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	90,000	48,240
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	545,000	387,119
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	315,000	214,515
Homestead 50 Community Development District, FL, “A”, 6%, 2037 (a)	370,000	200,895
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013 (a)	170,000	121,389
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	436,695
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	440,000	513,748
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	166,800
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	615,000	376,731
Main Street Community Development District, FL, “A”, 6.8%, 2038	290,000	217,074
Main Street Community Development District, FL, “B”, 6.9%, 2017	225,000	197,737
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	293,090
Oakmont Grove Community Development District, CA, “A”, 5.4%, 2038 (a)	300,000	124,962
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	93,538
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.5%, 2010	25,000	24,929
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	259,062
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,487,000	1,074,625
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	260,000	208,853
San Diego, CA, Redevelopment Agency, Tax Allocation, FSA, 0%, 2018	1,015,000	685,003
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	800,000	416,920

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	$195,000	$110,643
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	585,000	400,760
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	122,527
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	484,000	279,229
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	490,000	232,216
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	275,000	183,076
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	960,000	385,690
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	580,000	377,157
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., “A”, NATL, 0%, 2024	1,325,000	562,198

		$10,791,038

Tobacco – 8.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$1,610,000	$1,334,674
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	2,810,000	2,047,703
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	785,000	625,253
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Rev. (Los Angeles County), 0%, 2046	3,500,000	80,045
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,350,000	1,496,232
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,815,000	179,249
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,710,000	1,295,787
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,675,000	1,574,014
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032	500,000	478,120
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	830,000	558,258

		$9,669,335

Toll Roads – 4.8%
E-470 Public Highway Authority, CO, “B”, 0%, 2010 (c)	$8,750,000	$1,319,238
E-470 Public Highway Authority, CO, “B”, NATL, 0%, 2018	1,500,000	858,615
Pennsylvania Turnpike Commission Rev., Capital Appreciation, “C”, FSA, 0% to 2016, 6.25% to 2033	1,440,000	1,023,710
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, NATL, 0%, 2015	3,000,000	2,116,110

		$5,317,673

Universities - Colleges – 6.6%
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	$1,270,000	$1,329,690
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	96,639
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,126,000
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	138,472
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	66,723
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	280,000	284,903
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	255,000	270,267
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	1,320,000	1,351,310
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	1,880,000	1,961,611
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	300,000	327,816

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	$265,000	$279,111
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	80,000	84,267

		$7,316,809

Universities - Dormitories – 0.4%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$735,000	$474,024

Universities - Secondary Schools – 1.2%
California Statewide Communities Development Authority Rev., COP (Crossroads Schools for the Arts & Sciences), 6%, 2028	$980,000	$910,949
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	175,000	115,206
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	535,000	330,047

		$1,356,202

Utilities - Cogeneration – 0.7%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$320,000	$321,789
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	459,877

		$781,666

Utilities - Investor Owned – 7.0%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	$220,000	$179,021
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	555,000	278,893
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	45,000	31,203
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	975,624
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	245,000	248,146
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “A”, 5.9%, 2032	1,500,000	1,359,660
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	475,000	494,898
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	85,000	89,698
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	275,000	285,431
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,412,820
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	242,790
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	205,000	210,543
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	619,332
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	410,000	362,555
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	185,000	91,586
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	155,000	126,128
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	540,000	547,857
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	270,000	270,400

		$7,826,585

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 0.1%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$140,000	$141,310

Utilities - Other – 3.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$166,535
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	337,623
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	230,000	235,509
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	335,000	302,003
Main Street Natural Gas, Inc., GA, Gas Project Rev., “B”, 5%, 2019	325,000	301,415
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	25,000	25,326
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	586,081
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,665,489
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	261,598
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	155,763
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	222,430

		$4,259,772

Water & Sewer Utility Revenue – 3.3%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$370,000	$388,633
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	595,000	606,653
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	655,000	656,716
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	134,595
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	515,000	621,533
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	790,000	781,831
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	530,698
		$3,720,659

Total Municipal Bonds		183,407,640

Other Assets, Less Liabilities – 2.6%		2,871,259

Preferred Shares (Issued by the Fund) – (67.4)%		(75,000,000)

Net assets applicable to common shares – 100.0%		$111,278,899

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,524,031, representing 2.3% of net assets, applicable to common shares.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013	7/22/03	$635,717	$590,836
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	150,000	100,506
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	720,000	478,634
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/14/04	1,000,000	600,010
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01-1/14/02	455,481	422,586

Total Restricted Securities			$2,192,572
% of Net Assets Applicable to Common Shares			2.0%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$182,985,054	$—	$182,985,054
Residential Mortgage-Backed Securities	—	422,586	—	422,586

Total Investments	$—	$183,407,640	$—	$183,407,640

Other Financial Instruments
Futures	$(146,515)	$—	$—	$(146,515)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$201,111,342

Gross unrealized appreciation	$7,193,816
Gross unrealized depreciation	(24,897,518)

Net unrealized appreciation (depreciation)	$(17,703,702)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 8/31/09

Futures Contracts Outstanding at 8/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	238	27,898,063	Dec-09	$(140,286)
U.S. Treasury Note 30 yr (Short)	USD	41	4,909,750	Dec-09	(6,229)

					$(146,515)

At August 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2009

*	Print name and title of each signing officer under his or her signature.